Long-Term Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Bank borrowings - secured	$ 65,000	$ 492,958
Bank borrowings - unsecured	37,831	741,114
Borrowings	102,831	1,234,072
Less: current installments	(72,831)	(343,640)
Long-term borrowings	$ 30,000	$ 890,432